Debt (Tables)	12 Months Ended
Jun. 30, 2016
Components of Indebtedness

Indebtedness of the Company includes the following:

	Amounts Outstanding at
	June 30, 2016		June 30, 2015
	Current	Long Term	Current	Long Term
Third Amended and Restated Credit Agreement
Revolving credit facility	$—	$120,129	$—	$50,421
Convertible Debentures	—	117,696	—	119,515
Senior Secured Notes	—	35,000	—	35,000

	$—	$272,825	$—	$204,936

Maturities of long-term Debt

Maturities of long-term debt are as follows (see Note 20):

	Third Amended Credit Facility	Convertible Debentures	Senior Secured Notes	Total
Year ending June 30,
2017	$—	$—	$35,000	$35,000
2018	—	59,633	—	59,633
2019	—	58,063	—	58,063
2020	120,129	—	—	120,129
2021	—	—	—	—
Thereafter	—	—	—	—

	$120,129	$117,696	$35,000	$272,825